Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 1,516	$ 9,194	$ 18,244	$ 15,950
Operating expenses:
Project design and build expense		6,288	10,151	11,344
Selling, general and administrative expense	6,793	9,749	28,064	18,439
Transaction expenses	7		26,021
Credit loss expense	12	254	5,965
Research and development expense	16	463	1,248	2,771
Intangible asset impairment expense – Note 7			2,377
Depreciation and amortization expense	1	1,342	1,576	737
Total operating expenses	6,829	18,096	75,402	33,291
Loss from operations	(5,313)	(8,902)	(57,158)	(17,341)
Share of gain (loss) from equity method investments	1,154	(1,279)	(52,452)	1,513
Gain on deconsolidation of FCG			27,402
Interest expense	(269)	(271)	(1,124)	(1,113)
Interest income	3		95
Loss on disposal of assets				(9)
Change in fair value of warrant liabilities	208		(2,972)
Change in fair value of earnout liabilities	118,615		(345,413)
Foreign exchange transaction gain (loss)	(375)	599	367	(478)
Net income (loss) before taxes	114,023	(9,853)	(431,255)	(17,428)
Income tax benefit	1	3	325
Net income (loss)	114,024	(9,850)	(430,930)	(17,428)
Net income (loss) attributable to noncontrolling interest	96,855		(383,326)
Net income (loss) attributable to common stockholders	$ 17,169		$ (47,604)
Net income (loss) per share, basic (in Dollars per share)	$ 1.9		$ (6.71)
Net income (loss) per share, diluted (in Dollars per share)	$ 1.53		$ (6.71)
Weighted average shares outstanding, basic (in Shares)	9,021,520		7,095,204
Weighted average shares outstanding, diluted (in Shares)	9,209,020		7,095,204
Comprehensive loss:
Net income (loss)	$ 114,024	$ (9,850)	$ (430,930)	$ (17,428)
Foreign currency translation gain (loss)	4	283	(348)	(429)
Total other comprehensive loss			(348)	(429)
Total comprehensive income (loss)	114,028	(9,567)	(431,278)	(17,857)
Comprehensive income (loss) attributable to noncontrolling interest	96,858		(383,648)
Comprehensive income (loss) attributable to common stockholders	$ 17,170		$ (47,630)	$ (17,857)